COMMON STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Common Stock Options Tables
Common stock option activity
	Shares Under Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2012	4,035,428	$0.66
Options granted	515,000	$0.83
Options forfeited	13,500	$0.95
Options exercised	-	$-
Outstanding at September 30, 2013	4,536,928	$0.68

The following is a summary of all common stock option activity for the year ended December 31, 2012:

	Shares Under Options Outstanding	Weighted Average Exercise Price

Outstanding at December 31, 2011	4,167,584	$0.62
Options granted	976,464	$0.84
Options forfeited	(1,108,620)	$0.39
Options exercised	-	$-
Outstanding at December 31, 2012	4,035,428	$0.66

Common stock options outstanding and exercisable
	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2012	2,294,053	$0.66
Exercisable at September 30, 2013	2,580,553	$0.68

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2011	2,876,714	$0.58
Exercisable at December 31, 2012	2,294,053	$0.66